Risk (Details Narrative) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk
Maximum exposure to counterparty credit risk	€ 110.6	€ 81.4
Carrying amount of cash and cash equivalents	26.2	26.0
Financial assets	84.4	€ 55.4
Cash received as grant from german federal government	€ 8.3